Voyage Expenses and Commissions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Voyage Expenses and Commissions
Brokers' commissions on revenue	$ 7,555	$ 6,456	$ 5,526
Bunkers' consumption and other voyage expenses	12,819	8,948	4,984
Total	$ 20,374	$ 15,404	$ 10,510